Derivative Financial Instruments - Schedule of effects of offsetting (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Presented without Effects of Netting
Non-current assets	$ 128,365	$ 103,008
Current assets	112,331	198,806
Total assets	240,696	301,814
Non-current liabilities	(700,325)	(678,053)
Current liabilities	(141,807)	(181,221)
Total liabilities	(842,132)	(859,274)
Total net assets (liabilities)	(601,436)	(557,460)
Effects of Netting
Non-current assets	(88,748)	(78,607)
Current assets	(42,018)	(111,147)
Total assets	(130,766)	(189,754)
Non-current liabilities	88,749	54,369
Current liabilities	42,017	135,385
Total liabilities	130,766	189,754
Total net assets (liabilities)	0	0
As Presented with Effects of Netting
Non-current assets	39,617	24,401
Current assets	70,313	87,659
Total assets	109,930	112,060
Non-current liabilities	(611,576)	(623,684)
Current liabilities	(99,790)	(45,836)
Total liabilities	(711,366)	(669,520)
Total net assets (liabilities)	$ (601,436)	$ (557,460)